Employee Equity and Profit Participation Program	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Employee Equity and Profit Participation Program
15.	EMPLOYEE EQUITY AND PROFIT PARTICIPATION PROGRAM

During the year ended December 31, 2016, a trust, which exists to make orderly purchases of the Company’s shares for employees for transfer to the Employee Equity and Profit Participation Program [“EEPPP”], borrowed up to $10 million [2015 - $55 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2016, the trust’s indebtedness to Magna was $10 million [2015 - $5 million]. The Company nets the receivable from the trust with the Company’s accrued EEPPP payable in accrued wages and salaries.